Financial liabilities - Disclosure of changes in derivative instruments (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities at beginning of period			€ 4,786	€ 2,579
Issuance				2,158
Increase in fair value	€ 536	€ 639	482	1,547
Decrease in fair value	(156)	(306)	(72)	(27)
Derivative financial liabilities at end of period	5,196	6,257	5,196	6,257
Kreos/Claret BSA
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities at beginning of period			1,166	2,579
Issuance				0
Increase in fair value			391	1,542
Decrease in fair value			0	0
Derivative financial liabilities at end of period	1,557	4,121	1,557	4,121
Kreos/Claret Minimum Return Indemnifications
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities at beginning of period			3,620	0
Issuance				2,158
Increase in fair value			91	5
Decrease in fair value			(72)	(27)
Derivative financial liabilities at end of period	€ 3,639	€ 2,136	€ 3,639	€ 2,136